Corporate debt, Breakdown of corporate debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Corporate debt [Abstract]
Non-current	$ 995,190	$ 970,077
Current	27,881	23,648
Total Corporate debt	$ 1,023,071	$ 993,725	$ 723,791